Average Annual Total Returns (Invesco Van Kampen Harbor Fund)	12 Months Ended
May 02, 2011
Return Before Taxes | Class A, Invesco Van Kampen Harbor Fund
Average Annual Total Returns
Column	Class A: Inception (11/15/56)
Label	Return Before Taxes
1 Year	12.26%
5 Years	5.99%
10 Years	3.04%
Since Inception
Inception Date	Nov. 15, 1956
Return Before Taxes | Class B, Invesco Van Kampen Harbor Fund
Average Annual Total Returns
Column	Class B: Inception (12/20/91)
1 Year	12.89%
5 Years	6.06%
10 Years	2.99%
Since Inception
Inception Date	Dec. 20, 1991
Return Before Taxes | Class C, Invesco Van Kampen Harbor Fund
Average Annual Total Returns
Column	Class C: Inception (10/26/93)
1 Year	16.94%
5 Years	6.38%
10 Years	2.84%
Since Inception
Inception Date	Oct. 26, 1993
Return Before Taxes | Class Y, Invesco Van Kampen Harbor Fund
Average Annual Total Returns
Column	Class Y: Inception (3/23/05)
1 Year	19.09%
5 Years	7.44%
10 Years
Since Inception	7.35%
Inception Date	Mar. 23, 2005
Return After Taxes on Distributions | Class A, Invesco Van Kampen Harbor Fund
Average Annual Total Returns
Column	Class A: Inception (11/15/56)
Label	Return After Taxes on Distributions
1 Year	11.07%
5 Years	5.05%
10 Years	2.00%
Since Inception
Inception Date	Nov. 15, 1956
Return After Taxes on Distributions and Sale of Fund Shares | Class A, Invesco Van Kampen Harbor Fund
Average Annual Total Returns
Column	Class A: Inception (11/15/56)
Label	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	8.14%
5 Years	4.65%
10 Years	2.02%
Since Inception
Inception Date	Nov. 15, 1956
Bank of America Merrill Lynch All Convertibles/All Qualities Index
Average Annual Total Returns
Label	Bank of America Merrill Lynch All Convertibles/All Qualities Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	16.77%
5 Years	5.71%
10 Years	4.97%
Since Inception
Lipper Convertible Securities Funds Index
Average Annual Total Returns
Label	Lipper Convertible Securities Funds Index
1 Year	18.04%
5 Years	6.19%
10 Years	5.16%
Since Inception